Post-Employment Benefits - Summary of Change in the Net Defined Benefit Obligation (Parenthetical) (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Weighted average duration of DBO	16 years 10 months 24 days	16 years 9 months 18 days
Asset ceiling excluded from defined benefit cost recognized in income statement	kr 63	kr 65
2026[member]
Disclosure of net defined benefit liability (asset) [line items]
Expected contributions to plan	kr 2,600